Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Net Income Per Share after Allocating Income Between the Shares Based on Outstanding Shares

The following table reflects the net income per share after allocating income between the shares based on outstanding shares.

	For the three months ended March 31, 2024		For the three months ended March 31, 2023
	Class A	Class B	Class A	Class B
Numerator:
Allocation of income – basic and diluted	$-	$-	$438,000	$110,000
Denominator:
Basic and diluted weighted average ordinary shares outstanding	3,390,000	3,700,000	20,000,000	5,000,000
Basic and diluted net income per ordinary share	$0.00	$0.00	$0.02	$0.02

The following table reflects the net income per share after allocating income between the shares based on outstanding shares.

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Class A	Class B	Class A	Class B
Numerator:
Allocation of income – basic and diluted	$1,402,000	$930,000	$10,166,000	$2,541,000
Denominator:
Basic and diluted weighted average ordinary shares outstanding	7,332,000	4,861,000	20,000,000	5,000,000
Basic and diluted net income per ordinary share	$0.19	$0.19	$0.51	$0.51

Schedule of Class A Ordinary Shares Subject to Redemption

	Dollars	Shares
Gross proceeds of Public Offering	$200,000,000	20,000,000
Less: Proceeds allocated to Public Warrants	(7,900,000)	-
Offering costs	(11,234,000)	-
Plus: Remeasurement of carrying value to redemption value at Public Offering date	23,134,000	-
Subtotal at the date of the Public Offering and at December 31, 2021	204,000,000	20,000,000
Plus: Remeasurement of carrying value to redemption value at December 31, 2022	2,946,000	-
Subtotal at December 31, 2022	206,946,000	20,000,000
Less: Payments to shareholders who elected to redeem 17,910,004 Class A ordinary shares in connection with the Extension (as defined below) on or around April 21, 2023	(187,475,000)	(17,910,004)
Plus: Remeasurement of carrying value to redemption value at December 31, 2023	3,419,000
Subtotal at December 31, 2023	22,890,000	2,089,996
Plus: Remeasurement of carrying value to redemption value at March 31, 2024	261,000	-
Class A ordinary shares subject to redemption at March 31, 2024 (unaudited)	$23,151,000	2,089,996

	Dollars .	Shares
Gross proceeds of Public Offering	$200,000,000	20,000,000
Less: Proceeds allocated to Public Warrants	(7,900,000)	—
Offering costs	(11,234,000)	—
Plus: Remeasurement of carrying value to redemption value at Public Offering date	23,134,000	—
Subtotal at the date of the Public Offering and at December 31, 2021	204,000,000	20,000,000
Plus: Remeasurement of carrying value to redemption value at December 31, 2022	2,946,000	—
Subtotal at December 31, 2022	206,946,000	20,000,000
Less: Payments to shareholders who elected to redeem 17,910,004 Class A ordinary shares in connection with the Extension (as defined below) on or around April 21, 2023	(187,475,000)	(17,910,004)
Plus: Remeasurement of carrying value to redemption value at December 31, 2023	3,419,000	—
Class A ordinary shares subject to redemption at December 31, 2023	$22,890,000	2,089,996